Property, plant and equipment - Satellite constellation (Details) $ in Millions	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)
Property, plant and equipment
Property, plant and equipment	$ 1,054.9	$ 360.0	$ 351.5
Satellites
Property, plant and equipment
Property, plant and equipment	562.4
Satellites-in-orbit
Property, plant and equipment
Property, plant and equipment	547.2
Satellites under construction
Property, plant and equipment
Property, plant and equipment	15.2
Cost
Property, plant and equipment
Property, plant and equipment	1,306.3	547.8		$ 506.2
Cost | Satellites
Property, plant and equipment
Property, plant and equipment	584.2
Cost | Satellites-in-orbit
Property, plant and equipment
Property, plant and equipment	569.0
Cost | Satellites under construction
Property, plant and equipment
Property, plant and equipment	15.2
Accumulated depreciation
Property, plant and equipment
Property, plant and equipment	(251.4)	$ (187.8)		$ (154.9)
Accumulated depreciation | Satellites
Property, plant and equipment
Property, plant and equipment	(21.8)
Accumulated depreciation | Satellites-in-orbit
Property, plant and equipment
Property, plant and equipment	$ (21.8)
DigitalGlobe | Satellites-in-orbit
Property, plant and equipment
Number of satellites | item	5
DigitalGlobe | Satellites under construction
Property, plant and equipment
Number of satellites | item	1